Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue [Abstract]
Disclosure Of Detailed Information On Revenue Explanatory	2018
Year Ended December 31
2018
NT$
(In Millions)
Revenue from contracts with customers	$214,461
Other revenues
Rental income	640
Other	382
1,022
Total	$215,483

Summary of Disaggregation of Revenue
a.	Disaggregation of revenue

For the year ended December 31, 2018

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Main Products and Service Revenues
Mobile services revenue	$—	$63,906	$—	$—	$—	$63,906
Sales of products	1,731	35,702	4	251	3,601	41,289
Local telephone and domestic long distance telephone services revenue	29,996	—	—	—	—	29,996
Broadband access and domestic leased line services revenue	22,453	—	—	—	—	22,453
Data Communications internet services revenue	—	—	21,137	—	—	21,137
International network and leased telephone services revenue	—	—	—	8,724	—	8,724
Others	11,923	1,269	8,509	4,449	806	26,956
	$66,103	$100,877	$29,650	$13,424	$4,407	$214,461

Summary of Contract Balances
b.	Contract balances

December 31
2018
NT$
(In Millions)
Trade notes and accounts receivable (Note 11)	$30,076
Contract assets
Products and service bundling	$7,123
Other	109
Less : Loss allowance	(19)
$7,213
Current	$4,869
Noncurrent	2,344
$7,213
Contract liabilities
Telecommunications business	$8,193
Project business	4,508
Products and service bundling	106
Other	476
$13,283
Current	$10,688
Noncurrent	2,595
$13,283

Summary of Changes in Contract Assets and Contract Liabilities	Significant changes of contract assets and liabilities recognized resulting from product and service bundling were as follows:
Year Ended December 31
2018
NT$
(In Millions)
Contract assets
Net increase of customer contracts	$4,126
Reclassified to trade receivables	(7,532)
$(3,406)
Contract liabilities
Net increase of customer contracts	$16
Recognized as revenues	(194)
$(178)

Summary of Revenue Recognized

Revenue recognized for the period that was included in the contract liability at the beginning of the period was as follows:

Year Ended December 31
2018
NT$
(In Millions)
Telecommunications business	$7,157
Project business	627
Others	324
$8,108

Summary of Incremental Costs of Obtaining Contracts
c.	Incremental costs of obtaining contracts

December 31
2018
NT$
(In Millions)
Noncurrent
Incremental costs of obtaining contracts	$1,335